                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [  ]  is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Atticus Capital, LLC
Address: 152 West 57th Street
         45th Floor
         New York, New York  10019


Form 13F File Number: 28-04049

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Zoraian
Title:   Chief Financial Officer
Phone:   (212) 373-0800

Signature, Place, and Date of Signing:

         /s/  John Zoraian        New York, New York   2/6/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     55

Form 13F Information Table Value Total:     $521,789
                                            [in thousands]

List of Other Included Managers:           NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

























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

                                                       ATTICUS CAPITAL LLC
                                                            FORM 13-F
                                                        DECEMBER 31, 2000

   ITEM 1               ITEM 2         ITEM 3        ITEM 4        ITEM 5            ITEM 6           ITEM 7        ITEM 8
    NAME                 CLASS                       FAIR         SHARES      INVESTMENT AUTHORITY             VOTING AUTHORITY
     OF                    OF                        MARKET         OF        ---------------------   OTHER   -------------------
   ISSUER              SECURITIES      CUSIP         VALUE        PRINCIPAL   (a) SOLE  (b)  SHARED  MANAGER  (a) SOLE  (b) SHARED
  --------             ----------      -----         ------       ---------   --------  ------------ -------- --------  ----------


ACNIELSEN CORP.        Common Stock    004833109  25,918,750.00    715,000      715,000                        715,000
ALCATEL ALSTHOM        Common Stock    013904305   7,480,577.81    133,731      133,731                        133,731
AMERICA ONLINE INC     Common Stock    023645104   3,736,058.40    107,358      107,358                        107,358
AMERICAN INTL
  GROUP INC            Common Stock    026874107  11,336,621.79    115,020      115,020                        115,020
APPLIED MATERIALS
  INC.                 Common Stock    038222105     436,177.62     11,422       11,422                         11,422
AT&T CORP              Common Stock    001957109   2,497,368.75    144,775      144,775                        144,775
AT&T WIRELESS GROUP    Common Stock    001957406   1,904,375.00    110,000      110,000                        110,000
BINDLEY WESTERN
  INDUSTRY INC         Common Stock    090324104  14,301,656.25    344,100      344,100                        344,100
BROADVISION INC.       Common Stock    111412102     640,958.06     54,261       54,261                         54,261
CHAMPPS ENTERTAINMENT  Common Stock    158787101  19,988,189.00  3,075,106    3,075,106                      3,075,106
CHRIS-CRAFT INDUSTRIES Common Stock    170520100  10,260,950.00    154,300      154,300                        154,300
CISCO SYSTEMS          Common Stock    17275R102   3,095,687.25     80,933       80,933                         80,933
CITIGROUP              Common Stock    173034109  26,286,311.19    514,787      514,787                        514,787
CMGI INC.              Common Stock    125750109     385,795.34     68,969       68,969                         68,969
CORNING INC.           Common Stock    219350105   5,405,887.50    102,360      102,360                        102,360
FLEXTRONICS INTL LTD   Common Stock    879369106   9,433,956.00    331,016      331,016                        331,016
FRESENIUS NATIONAL
  MEDICAL              Common Stock    358030203       2,355.00     78,500       78,500                         78,500
GENERAL ELECTRIC       Common Stock    369604103   5,305,003.44    110,665      110,665                        110,665
GEORGIA PAC CORP
  TIMBER GRP           Common Stock    373298108   6,711,000.00    223,700      223,700                        223,700
GLOBAL CROSSING LTD    Common Stock    G3921A100   9,645,422.75    673,916      673,916                        673,916
GREAT PLAIN SOFTWARE   Common Stock    39119E105   5,299,237.50    112,600      112,600                        112,600
HANDSPRING INC,        Common Stock    410293104   1,752,187.50     45,000       45,000                         45,000
HARMONIC INC.          Common Stock    413160102     436,640.75     76,772       76,772                         76,772
HONEYWELL              Common Stock    438506107  48,283,100.00  1,027,300    1,027,300                      1,027,300
I2 TECHNOLOGIES INC.   Common Stock    465754109   5,091,131.25     93,630       93,630                         93,630
INFINITY BROADCASTING
   CORP.               Common Stock    45662S102  30,007,507.35  1,074,075    1,074,075                      1,074,075
JDS UNIPHASE           Common Stock    46612J101   8,346,507.00    201,424      201,424                        201,424
JP MORGAN & CO. INC.   Common Stock    616880100   7,565,400.00     45,000       45,000                         45,000
KEEBLER FOODS          Common Stock    487256109  30,804,637.50    743,400      743,400                        743,400
LIBERTY MEDIA CLASS A  Common Stock    001957208   3,488,437.75    257,212      257,212                        257,212


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LITTON INDUSTRIES INC  Common Stock    538021106  10,599,206.25    134,700      134,700                        134,700
LONE STAR STEAKHOUSE
   SALOON              Common Stock    542290408     125,125.00     13,000       13,000                         13,000
LUCENT TECHNOLOGIES    Common Stock    549463107   2,035,489.50    150,777      150,777                        150,777
MCI WORLDCOM INC       Common Stock    98155K102   1,167,707.81     83,037       83,037                         83,037
MEDTRONIC INC          Common Stock    585055106  12,884,025.00    213,400      213,400                        213,400
MOTOROLA INC           Common Stock    620076109   1,795,466.25     88,665       88,665                         88,665
NASDAQ 100 TRUST       Common Stock    631100104     630,450.00     10,800       10,800                         10,800
NORTEL NETWORKS        Common Stock    665815106   8,680,505.06    270,737      270,737                        270,737
O'SULLIVAN INDUSTRIES
 $1.50 PER SHARE 12%   Preferred Stock 67104Q205   3,016,350.00  2,010,900    2,010,900                      2,010,900
OBJECTIVE SYSTEMS
   INTEGRATOR          Common Stock    674424106  19,785,825.00  1,122,600    1,122,600                      1,122,600
PFIZER INC.            Common Stock    717081103     671,600.00     14,600       14,600                         14,600
PRAECIS PHARMA-
  CEUTICALS INC.       Common Stock    739421105   2,855,092.50     97,610       97,610                         97,610
PRICE COMMUNICATIONS
   CORP.               Common Stock    741437305   9,757,975.00    580,400      580,400                        580,400
QUAKER OATS            Common Stock    747402105  11,587,625.00    119,000      119,000                        119,000
QWEST COMMUNICATIONS
   INTERNATIONAL       Common Stock    749121109     565,832.62     13,843       13,843                         13,843
SANMINA CORP           Common Stock    800907107     836,745.00     10,920       10,920                         10,920
SDL INC.               Common Stock    784076101  32,778,698.75    220,361      220,361                        220,361
SIEBEL SYSTEMS INC.    Common Stock    826170102   6,525,947.75     96,502       96,502                         96,502
SOLECTRON CORP         Common Stock    834182107   5,270,975.40    155,486      155,486                        155,486
SUN MICROSYSTEMS INC   Common Stock    866810104   6,193,825.00    222,200      222,200                        222,200
SUNTRUST BANKS INC     Common Stock    867914103   3,455,802.00     54,854       54,854                         54,854
TELFONICA SA-ADR       Common Stock    879382208  12,336,550.00    246,731      246,731                        246,731
VERISIGN INC.          Common Stock    92343E102     342,894.62      4,622        4,622                          4,622
VIVENDI ADR            Common Stock    92851S204     663,575.00     10,160       10,160                         10,160
VOICESTREAM WIRELESS   Common Stock    928615103  61,377,403.75    609,205      609,205                        609,205

                                                 521,788,580.01



















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